Emerald Medical Applications Corp. - Balance Sheets		Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Current assets:
Cash and cash equivalents		$ 447,029	$ 14,411	$ 0
Due from related party		0	18,999	0
Other receivable		11,812	6,718	0
Total current assets		$ 458,841	$ 40,128	$ 0
Fixed assets, net:
Fixed assets, net of accumulated depreciation of $4,180 and $66, respectively		23,260	1,390	0
Total assets		$ 482,101	$ 41,518	$ 0
Current liabilities:
Accounts payable and accrued liabilities		$ 130,354	$ 2,577	$ 0
Advances payable - related party		16,046	4,439	161,729
Employee payable		$ 48,506	$ 0	$ 0
Accrued interest payable		$ 7,444	$ 2,013	$ 32,050
Short term notes payable - related party		0	19,521	0
Short term notes payable		82,071	68,389	0
Convertible note payable - net of discount of $0; $9,555 and $0, respectively		29,719	20,164	85,000
Derivative liability		$ 0	$ 20,532	$ 0
Total current liabilities		314,140	137,635	278,779
Total liabilities		314,140	137,635	278,779
Stockholders' deficit:
Preferred stock	[1]	0	0	0
Common stock	[2]	1,481	744	42
Accumulated other comprehensive income (loss)		(19,915)	8,932	0
Additional paid in capital		7,966,600	(744)	121,373
Accumulated deficit		(7,780,205)	(105,049)	(400,194)
Total Stockholders' equity (deficit)		167,961	(96,117)	(278,779)
Total Liabilities and Stockholders' Equity		$ 482,101	$ 41,518	$ 0

[1]	$0.0001 par value; 10,000,000 shares authorized; none issued.
[2]	$0.0001 par value; 490,000,000 shares authorized; 14,807,805; 7,438,141 and 423,782 issued and outstanding at September 30, 2015, December 31, 2014 and 2013, respectively.